EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 835.0	$ 908.4	$ 895.9
Less employee costs capitalized to property, plant and equipment and to intangible assets	(200.0)	(210.2)	(199.3)
Net employee costs	635.0	698.2	696.6
Purchase of goods and services:
Royalties, rights and creation costs	651.0	662.7	681.7
Cost of products sold	476.0	415.3	380.2
Service contracts	197.3	158.2	154.3
Marketing, circulation and distribution expenses	80.8	106.7	105.9
Other	323.1	369.8	380.9
Total purchase of goods and services	1,728.2	1,712.7	1,703.0
Total employee costs and purchase of goods and services	$ 2,363.2	$ 2,410.9	$ 2,399.6